NOTE 4. DISCONTINUED OPERATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Note 4. Discontinued Operations Details Narrative
Revenue, discontinued operations	$ 223,219	$ 5,602
Gain on disposal of subsidiary	$ 24,793